Operating leases (Tables)	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Schedule of Operating leases
The difference in measurement between the right of use asset and lease liability is included in general and administrative expenses in the consolidated statement of operations.

	As at
	Jun 30, 2019	Dec 31, 2018
Operating lease, right of use asset	1,958,062	2,169,158
Total operating leases, right of use asset	1,958,062	2,169,158

Current portion of operating lease obligations	416,278	477,147
Non-current portion of operating lease obligations	1,302,900	1,491,507
Total operating leases obligations	1,719,178	1,968,654

	Three months ended
	Jun 30, 2019	Jun 30, 2018
Foreign exchange on operating leases	(1,580)	-
Total foreign exchange on operating leases	(1,580)	-

	Six months ended
	Jun 30, 2019	Jun 30, 2018
Foreign exchange on operating leases	(38,379)	-
Total foreign exchange on operating leases	(38,379)	-

Schedule of Operating Lease, Liability, Maturity
As of June 30, 2019, the Company had the following undiscounted operating lease commitments:

	2019 (1)	2020	2021	2022	2023	2024-2026
Office space	274,213	339,772	296,499	303,198	309,341	689,727
	274,213	339,772	296,499	303,198	309,341	689,727

(1)	Six-month period ending December 31, 2019.